StepStone Private Venture and Growth Fund

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Asset Class	Acquistion Date	Fair Value
Primary Direct Investments - 9.9%[1,2,3,4]
North America - 6.4%
Cube Planning Inc.*,5 (277,368 preferred shares)	Venture Capital	12/15/2023	$1,431,302
Cyware Labs, Inc.*,5 (16,739 preferred shares)	Venture Capital	11/8/2023	188,612
Duplocloud, Inc.*,5 (153,459 preferred shares)	Venture Capital	11/1/2023	1,361,273
Overhaul Group, Inc.*,5 (830,940 preferred shares)	Venture Capital	2/1/2023	10,416,248
Rasa Technologies Inc.*,5 (361,126 preferred shares)	Venture Capital	12/6/2023	1,651,249
RPIII FB Co-Invest LLC*,5,6	Growth Equity	3/2/2023	4,000,000
Standvast Holdings, LLC*,5 (653,758 preferred shares)	Venture Capital	7/14/2023	666,833
Transcend Inc.*,5 (265,474 preferred shares)	Venture Capital	12/29/2023	2,785,645
Total North America Investments			22,501,162

Rest of World - 3.5%
KiranaKart Pte. Ltd.*,5 (37,305 preferred shares)	Venture Capital	8/24/2023	11,099,998
Lyka Wellness Pty Ltd*,5,7 (18,260 preferred shares)	Venture Capital	4/25/2023	1,424,880
Total Rest of World Investments			12,524,878
Total Primary Direct Investments (Cost $35,012,505)			35,026,040

Secondary Investments - 67.4%[1,2,3,4]
North America - 67.4%
AH Parallel Fund IV-Q, L.P.[8]	Venture Capital	7/1/2023	287,517
Andreessen Horowitz Fund IV-Q, L.P.*,8	Venture Capital	7/1/2023	710,897
Backend Capital, a series of Backend Capital, LP*	Venture Capital	8/29/2023	1,302,401
Betaworks Ventures 1.0, LP*,9	Venture Capital	1/24/2023	26,532,627
Betaworks Ventures 2.0, LP*,9	Venture Capital	1/24/2023	2,822,236
Betaworks Ventures 3.0, LP*,8,9	Venture Capital	1/24/2023	-
BuildOps, Inc.*,5 (222,285 preferred shares)	Venture Capital	9/27/2023	229,865
Charles River Partnership XIV, LP*,7	Venture Capital	6/30/2023	113,383
Charles River Partnership XV, LP*,7,9	Venture Capital	6/30/2023	1,159,502
Charles River Partnership XVI, LP*,7,9	Venture Capital	6/30/2023	6,121,389
CNK Fund IV, L.P.*,8,9	Venture Capital	12/31/2023	8,741,092
CNK Seed Fund I, L.P.*,8,9	Venture Capital	12/31/2023	1,374,892
Columbia Capital Equity Partners VI (QP), L.P.*,8	Venture Capital	6/30/2023	337,571
Columbia Capital Equity Partners VII (QP), L.P.*,8,9	Growth Equity	8/4/2023	231,560
Contentful Global, Inc.*,5 (74,057 preferred shares)	Venture Capital	6/13/2023	970,147
Conversion Capital Fund II, LP*,9	Venture Capital	9/30/2023	67,886
Craft Ventures Affiliates II, L.P.*	Venture Capital	6/30/2023	429,595
Craft Ventures Growth I, L.P.*,9	Venture Capital	6/30/2023	185,099
Craft Ventures III, L.P.*,9	Venture Capital	6/30/2023	190,154
Cyware Labs, Inc.*,5 (78,769 common shares)	Venture Capital	11/8/2023	754,418
DST Global IX, L.P.*,9	Venture Capital	10/1/2023	2,662,229
DST Global VI, L.P.*,9	Venture Capital	10/1/2023	5,277,932
DST Global VII, L.P.*,5,9	Venture Capital	10/1/2023	12,639,359
DST Global VIII, L.P.*,9	Venture Capital	10/1/2023	9,179,046
DST Investments XXI, L.P.*	Venture Capital	10/1/2023	466,105
DSTG VII Investments-1, L.P.*	Venture Capital	10/1/2023	458,826
DSTG VII Investments-4, L.P.*	Venture Capital	10/1/2023	153,886
Duplocloud, Inc.*,5 (22,133 preferred shares)	Venture Capital	11/1/2023	157,067
Elephant Partners 2023 SPV-A, L.P.*	Venture Capital	5/19/2023	2,759,734
Felicis Ventures VI, L.P.*,8,9	Venture Capital	11/4/2022	23,797,640
Felicis Ventures VII, L.P.*,9	Venture Capital	11/4/2022	15,097,385
Fika Ventures, L.P.*	Venture Capital	6/27/2023	2,690,728
Five Elms III Apptegy CV, L.P.*,5,9	Growth Equity	12/20/2023	17,924,269
GlossGenius, Inc.*,5 (11,136 common shares)	Venture Capital	11/16/2023	282,909
Group 11 Fund VI, L.P.*,5,9	Venture Capital	12/22/2023	1,520,000
Hildred Perennial Partners I, LP*,5,9	Venture Capital	12/22/2023	3,278,074
Insight Partners Continuation Fund II, L.P.*,9	Growth Equity	3/31/2023	23,014,968
Lightspeed Venture Partners Select II, L.P.*,7,9	Venture Capital	12/30/2022	956,057
Lightspeed Venture Partners Select IV, L.P.*,7,9	Venture Capital	12/30/2022	1,812,796
Lightspeed Venture Partners X, L.P.*,7,9	Venture Capital	12/30/2022	3,320,170
Lightspeed Venture Partners XI, L.P.*,7,9	Venture Capital	12/30/2022	2,683,938
Lightspeed Venture Partners XII, L.P.*,7,9	Venture Capital	12/30/2022	2,561,026
Lightspeed Venture Partners XIII, L.P.*,7,9	Venture Capital	12/30/2022	2,046,771
Lux Ventures IV, L.P.*	Venture Capital	6/30/2023	1,067,509
March Capital Opportunity Fund II, L.P.*	Venture Capital	9/30/2023	70,673
March Capital Partners Fund II, L.P.*	Venture Capital	9/30/2023	61,004
Maroon Investors, L.P.*,9	Growth Equity	7/14/2023	8,842,392
Nexus Ventures VI, L.P.*,9	Venture Capital	8/28/2023	188,090
Orkila Growth Fund III, LP*,7,9	Growth Equity	9/29/2023	3,235,512
Orkila Growth Fund IV, LP*,7,9	Growth Equity	9/29/2023	1,042
Outreach Corporation*,5 (225,367 common shares)	Venture Capital	6/14/2023	1,802,939
Primary Select Fund II, L.P.*,9	Venture Capital	4/28/2023	804,165
PVP SGSS I, LLC*	Venture Capital	12/18/2023	5,625,242
PVP SGSS I-A, LLC*	Venture Capital	12/18/2023	6,220,976
SG VC Fund II, L.P.*	Venture Capital	12/5/2023	11,242,745
Teamshares Inc.*,5 (17,142 preferred shares)	Venture Capital	9/27/2023	1,308,392
Thrive Capital Partners VIII Growth-B, LLC*	Growth Equity	3/17/2023	10,880,024
Total North America Investments			238,653,851
Total Secondary Investments (Cost $161,782,242)			238,653,851

Total Investments, excluding Cash Equivalents (Cost $196,794,747)			273,679,891

Cash Equivalents - 8.8%
Fidelity Investments Money Market Government Portfolio - Class I, 5.25%[10,11] (31,112,879 shares)			31,112,879
Total Cash Equivalents (Cost $31,112,879)			31,112,879

Total Investments, including Cash Equivalents - 86.1% (Cost $227,907,626)			304,792,770
Other assets in excess of liabilities - 13.9%			49,078,996
Net Assets - 100.0%			$353,871,766

*	Investment is non-income producing.
[1]	Geographic region generally reflects the location of the investment manager.
[2]	Investments do not issue shares, except where noted. Term shares and units are used interchangeably.
[3]	Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2023 was $273,679,891, or 77.3% of net assets. As of December 31, 2023, the aggregate cost of each investment restricted to sale was $1,431,302, $188,612, $1,361,273, $10,416,248, $1,651,249, $4,000,000, $666,833, $2,785,645, $11,099,998, $1,411,345, $184,724, $385,455, $690,272, $5,221,432, $1,811,935, $0, $229,865, $97,022, $755,769, $4,447,125, $538,100, $151,772, $253,323, $187,512, $970,147, $45,005, $174,577, $72,412, $81,415, $754,418, $1,942,001, $2,617,896, $9,624,349, $5,045,712, $281,117, $253,192, $58,052, $157,067, $2,762,710, $16,896,718, $12,505,374, $1,531,367, $17,924,269, $282,909, $1,520,000, $3,278,074, $18,050,000, $710,487, $1,092,376, $2,505,415, $1,832,417, $1,721,395, $1,422,630, $615,724, $42,628, $34,781, $9,249,358, $94,203, $1,533,123, $3,383, $1,802,939, $537,123, $4,665,732, $4,218,932, $5,719,506, $1,308,392 and $10,888,611, respectively, totaling $196,794,747.
[4]	Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time, except where noted.
[5]	The fair value of the investment was determined using significant unobservable inputs.
[6]	All or a portion of this security is custodied with SPRING I LLC Series A.
[7]	All or a portion of this security is custodied with SPRING Cayman II LLC.
[8]	All or a portion of this security is custodied with SPRING Cayman LLC.
[9]	Investment has been committed to but has not been fully funded by the Fund.
[10]	The rate is the annualized seven-day yield at period end.
[11]	The audited statements of the fund can be found at sec.gov.